Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events	19. Subsequent events In first quarter of 2024, the Group has set up several one-year loans in aggregation to RMB49,500,000, which apply fixed rate at 4.5%.